Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
22	Commitments and contingencies

(a)	Lease commitments

The Company’s existing rental leases do not contain significant restrictive provisions. The following is a schedule by year of future minimum lease obligations under non-cancelable rental operating leases as of December 31, 2013:

Years ending December 31,
2014	$9,375
2015	6,864
2016	5,234
2017	3,315
2018	196
2019 and thereafter	34

$25,018

Rental expenses under operating leases were $11,071, $12,049 and $13,758 for the years ended December 31, 2011, 2012 and 2013, respectively.

(b)	Capital commitments

As of December 31, 2013, the Company had outstanding capital commitments for property, plant and equipment totaling $73,975.

(c)	Contingencies

The Company accounts for loss contingencies in accordance with ASC 450, “Contingencies” and other related guidelines. The Company is subject to claims and legal proceedings that arise in the ordinary course of its business operations. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Company. Set forth below is a description of certain loss contingencies as of December 31, 2013 and management’s opinion as to the likelihood of loss in respect of loss contingency.

On December 21, 2012, Masimo Corporation brought an action in the United States District Court for the Central District of California against Mindray DS USA and Shenzhen Mindray. Masimo alleges that Shenzhen Mindray’s pulse oximeters and sensors infringe nine Masimo patents relating to pulse oximeters and sensors, and that Shenzhen Mindray breached its Purchase and License Agreement with Masimo dated November 13, 2002, as amended, by failing to use best efforts to promote adoption of Masimo’s oximeter technology outside the United States. Shenzhen Mindray’s Purchase and License Agreement with Masimo expired on December 31, 2012. The District Court dismissed Mindray DS USA from the litigation on February 28, 2013 and Masimo filed a First Amended Complaint against Shenzhen Mindray alone on August 5, 2013. Shenzhen Mindray is vigorously defending itself against Masimo’s claims; has asserted counterclaims for declarations of non-infringement and invalidity of all nine asserted patents; and has asserted numerous counterclaims against Masimo, including for infringement of two United States patents. Trial has been scheduled on November 4, 2014. As of December 31, 2012 and 2013, the Company accrued $9,700 dispute charge which represents the Company’s estimate of probable loss in relation to current circumstances of the litigation. The Company does not believe that the outcome of this pending litigation will have a material adverse effect on the Company’s business, financial position, or results of operations.

In addition, on December 11, 2013, Masimo Corporation brought an action in New Jersey Superior Court, Bergen County, against Mindray DS USA, Shenzhen Mindray, and our holding company, Mindray International. Masimo alleges that Mindray DS USA, Shenzhen Mindray and Mindray International are alter-egos of each other, and that Mindray DS USA has breached its Restated Purchasing and Licensing Agreement with Masimo dated August 17, 1997, as amended (“the DS Agreement”), acquired by Mindray DS USA in 2008 in connection with its acquisition of Datascope’s patient monitoring business. Masimo further alleges that Shenzhen Mindray and Mindray International have conspired with Mindray DS USA to breach the DS Agreement by failing to integrate Masimo SET® technology into all of Mindray DS USA’s future pulse oximetry products and by continuing to market Mindray pulse oximetry technology. Mindray DS USA is defending this matter and removed the originally filed state court action to the United States District Court for the District of New Jersey on January 17, 2014, and on January 24, 2014, filed a motion asking the New Jersey District Court to stay or dismiss the case. Masimo filed a motion asking the New Jersey District Court to remand the case to the Superior Court. Both motions are pending. Mindray International and Shenzhen Mindray have not yet been properly served in connection with this matter. At present, the Company is of the view that this pending litigation is at an early stage and is therefore unable to express a conclusion as to the likelihood of an unfavorable outcome to the Company. The Company does not believe that the outcome of this pending litigation will have a material adverse effect on the Company’s business, financial position, or results of operations.

The Company acquired ZONARE in July 2013. On November 1, 2013, HDX Corporation, or HDX, filed a complaint against ZONARE in the Northern District of California, alleging that ZONARE is in breach of a December 11, 2009 Manufacturing Rights Agreement between ZONARE and HDX. HDX’s complaint also names three former and then current employees of ZONARE as individual defendants. In the complaint, HDX alleges that ZONARE and the individual defendants engaged in promissory fraud and asserts that the defendants’ alleged misrepresentations in connection with the 2009 agreement induced HDX invest in ZONARE. Specifically, HDX asserts claims for breach of contract, intentional fraud, fraudulent concealment and violations of California statutory provisions, and seeks both monetary damages and injunctive relief. In January 2014, ZONARE and the individual defendants filed motions with the court to compel arbitration and dismiss HDX’s fraud-based claims. Subsequently, HDX agreed to refer the matter to arbitration, the court stayed the action pending arbitration and, in February 2014, HDX filed a demand for arbitration with the American Arbitration Association. ZONARE and the individual defendants intend to vigorously dispute HDX’s claims in the upcoming arbitration. At present, the Company is of the view that this pending litigation is at an early stage and is therefore unable to express a conclusion as to the likelihood of an unfavorable outcome to the Company. The Company does not believe that the outcome of this pending litigation will have a material adverse effect on the Company’s business, financial position, or results of operations.

On November 11, 2013, Shenzhen Mindray entered into a $14,750 settlement agreement with an OEM manufacturing customer, Beckman Coulter, Inc. The dispute was an ordinary course commercial dispute that did not involve intellectual property or product liability matters. We have since terminated the OEM arrangement with Beckman Coulter, Inc. and do not consider this termination to be material to our business or operations. The dispute charge of $14,750 was included in the general and administrative expenses on the consolidated statements of operations during the year ended December 31, 2013.

The Company issues indemnifications and warranties in certain instances in the ordinary course of business to its customers. Historically, costs incurred to settle claims related to these indemnifications and warranties have not been material to the Company’s financial position, results of operations or cash flows. The fair value of the indemnifications and warranties that the Company issued for the years ended December 31, 2011, 2012 and 2013 were not material to the Company’s financial position, results of operations or cash flows.